Leases - Schedule of Lease Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Current operating lease liability	$ 0	$ 3,824	$ 0
Operating lease liability, net of current portion	$ 0	26,138	$ 0
Total operating lease liabilities		$ 29,962